Salaries and welfare charges (Details - Textual)	12 Months Ended
Dec. 31, 2024
United States of America
Provisions
Private pension plan contribution limit percentage of employee salary by subsidiaries	4.00%
United Kingdom
Provisions
Private pension plan contribution limit percentage of employee salary by subsidiaries	4.00%
Canada
Provisions
Private pension plan contribution limit percentage of employee salary by subsidiaries	4.00%